FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

9.              FAIR VALUE MEASUREMENT

The Company does not have any assets or liabilities measured at fair value on a non-recurring basis for the years ended December 31, 2009, 2010 and 2011.

As of December 31, 2009, 2010 and 2011, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurements at December 31, 2009
		Using
	Total Fair	Quoted Prices
	Value and	in Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the Balance	Identical Assets	Observable Inputs	Unobservable Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Investment in securities	4,034,296	4,034,296	—	—
Foreign exchange forward contracts	7,307,485	—	6,711,233	596,251
Total assets	11,341,781	4,034,296	6,711,233	596,251

		Fair Value Measurements at December 31, 2010
		Using
		Quoted
	Total Fair	Prices in
	Value and	Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the	Identical	Observable	Unobservable
	Balance	Assets	Inputs	Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Investment in securities	295,715	295,715	—	—
Foreign exchange forward contracts	8,131,716	—	5,622,316	2,509,400

Liabilities:
Foreign exchange forward contracts	(15,988,091)	—	—	(15,988,091)
Net liabilities	(7,560,660)	295,715	5,622,316	(13,478,691)

Fair Value Measurements at December 31, 2011
Using
Quoted
	Total Fair	Prices in
	Value and	Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the	Identical	Observable	Unobservable
	Balance	Assets	Inputs	Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	2,910,300	—	2,910,301	—
Liabilities:
Foreign exchange forward contracts	(1,271,591)	—	(1,271,592)	—
Net assets	1,638,709	—	1,638,709	—

A summary of changes in Level 3 foreign exchange forward contracts for the year ended December 31, 2009, 2010 and 2011 is as follows:

	As of December 31
	2009	2010	2011
	$	$	$
Beginning balance	—	596,251	(13,478,691)
Total gain or losses (realized/unrealized)
Included in earnings	596,251	(13,478,691)	—
Including in other comprehensive income	—	—	—
Settlements	—	(596,251)	13,478,691
Ending balance	596,251	(13,478,691)	—
The amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at the reporting date	596,251	(13,478,691)	—

Following is a description of the valuation techniques that the Company uses to measure the fair value of assets and liabilities measured at fair value on a recurring basis under the fair value measurement guidance as well as the basis for classification of such instruments pursuant to the valuation hierarchy established under the guidance:

• Investment in trading securities — Investment in trading securities consist of marketable equity shares that are measured using the closing stock prices from the exchange market on which they are traded. Such investments are classified as Level 1 in the hierarchy.

• Derivative assets and liabilities — The Company’s derivative assets and liabilities relate to foreign exchange contracts involving major currencies. Since its derivative assets and liabilities are not traded on an exchange, the Company values them using valuation models. The valuation of certain foreign currency contracts used interest rate yield curves and foreign exchange rates as the significant inputs in the valuation models. These inputs are observable in active markets over the terms of the instruments the Company holds, and accordingly, such contracts are classified as Level 2 in the hierarchy. The fair value of the remaining foreign currency contracts are computed using the Monte Carlo pricing method based on assumptions supported by quoted market prices or rates, adjusted for the specific features of these instruments. Such contracts are classified as Level 3 in the hierarchy. The Company considers the effect of its own credit standing and that of its counterparties in valuations of its derivative financial instruments.

• Fair value of other assets and liabilities — The fair value of the Company’s non-current portion of advance to suppliers and long-term bank borrowings as of December 31, 2011 is estimated by discounted future cash flow technique using an interest rate corresponding to debt with similar maturities and risks on the measurement date. The fair value of the Company’s convertible notes is estimated based on the quoted price from an over-the-count market on the valuation date.

The estimated fair value of the Company’s other assets and liabilities, including accounts receivables, current portion of advances to suppliers, accounts payable, income tax payable, accrued expenses and short-term borrowings, approximates their carrying value at December 31, 2009, 2010 and 2011 due to their short-term nature.

The following table presents the financial instruments for which fair value does not approximate carrying value as of December 31, 2009, 2010 and 2011:

	As of December 31, 2009		As of December 31, 2010		As of December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value	Carrying Value	Fair Value
	$	$	$	$	$	$
Non-current portion of advance to suppliers	105,188,020	101,528,564	93,248,404	91,059,441	120,144,449	103,717,341
Convertible debt	133,035,624	244,000,000	136,262,524	212,387,520	127,756,000	99,330,290
Long-term bank borrowings	182,516,037	182,516,037	299,977,412	299,977,412	520,150,533	481,403,849